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                        THE HARTFORD MUTUAL FUNDS, INC.
                        SUPPLEMENT DATED JANUARY 1, 2000
                      TO THE PROSPECTUS DATED MAY 1, 1999

                      CLASS A, CLASS B AND CLASS C SHARES
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     The prospectus is amended as described below.

(1) Effective January 1, 2000, Steven C. Angeli assumed portfolio management responsibility for the Hartford Small Company Fund. Mr. Angeli is a Vice President of Wellington Management Company, LLP. Mr. Angeli joined Wellington Management in 1994, after earning his MBA from the Darden School of Business at the University of Virginia. Prior to that, he worked at Fidelity Management and Research (1990-1992) as an associate analyst.

     Saul J. Pannell continues to serve as the Portfolio Manager of the Hartford Capital Appreciation Fund. Effective January 1, 2000, Mark E. Waterhouse no longer serves as Associate Manager of the fund.

(2) The section entitled "Waivers for Certain Investors" is deleted and the following section inserted:

     WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

        -  selling brokers and their employees and sales representatives,

        - financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

        - present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

        - individuals purchasing shares with the proceeds from shares redeemed within the last 60 days on which an initial or contingent deferred sales charge was paid,

        - participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more (18-month CDSC applies),

        - participants in retirement plans where Hartford Life Insurance Company or an affiliate is the third party administrator,

        - one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (18-month CDSC applies).

(3) The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule is also effective for sales made to investors which qualify under any of the last three categories listed under "Waivers for Certain Investors".

(4) The following section is added to the beginning of the section entitled "Opening an Account":

     If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial adviser. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

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     EFFECTIVE FEBRUARY 22, 2000, THE FUND'S TRANSFER AGENT IS NATIONAL
FINANCIAL DATA SERVICES AND THE FUND'S MAILING ADDRESS IS P.O. BOX 219054, KANSAS CITY, MO 64121-9054. THE FUND'S TOLL-FREE TELEPHONE NUMBER REMAINS THE SAME.
                                                            MFWRAPSUP-12-99-3070
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                        THE HARTFORD MUTUAL FUNDS, INC.
                        SUPPLEMENT DATED JANUARY 1, 2000
                      TO THE PROSPECTUS DATED MAY 1, 1999

                                 CLASS Y SHARES

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     Effective January 1, 2000, Steven C. Angeli assumed portfolio management responsibility for the Hartford Small Company Fund. Mr. Angeli is a Vice President of Wellington Management Company, LLP. Mr. Angeli joined Wellington Management in 1994, after earning his MBA from the Darden School of Business at the University of Virginia. Prior to that, he worked at Fidelity Management and Research
(1990-1992) as an associate analyst.

     Saul J. Pannell continues to serve as the Portfolio Manager of the Hartford Capital Appreciation Fund. Effective January 1, 2000, Mark E. Waterhouse no longer serves as Associate Manager of the fund.

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     EFFECTIVE FEBRUARY 22, 2000, THE FUND'S TRANSFER AGENT IS NATIONAL
FINANCIAL DATA SERVICES AND THE FUND'S MAILING ADDRESS IS P.O. BOX 219054, KANSAS CITY, MO 64121-9054. THE FUND'S TOLL-FREE TELEPHONE NUMBER REMAINS THE SAME.